Geographic Information and Major Customers	12 Months Ended
Dec. 31, 2021
Geographic Information and Major Customers [Abstract]
Geographic Information and Major Customers

Note 16 – Geographic Information and Major Customers

The data is presented in accordance with ASC Topic 280, “Segment reporting.”

	Year ended December 31,
	2021	2020	2019
Revenues by geographical areas from external customers

Israel	$1,600,642	$573,121	$650,146
United Kingdom	274,325	160,073	135,835
Switzerland	100,580	143,014	-
Rest of the world	100,208	111,675	107,053
	$2,075,755	$987,883	$893,034

Major Customers

	Year ended December 31,
	2021	2020	2019
	%	%	%
Major Customers by percentage from total revenues
Customer A	15.0	15.4	13.7
Customer B	11.8	10.3	-
Customer C	10.5	-	-
Customer D	8.4	-	11.7